Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating expenses
General and administrative	$ 1,880	$ 457	$ 4,121	$ 2,359	$ 3,076	$ 4,156
Total operating expenses	5,062	1,553	9,729	10,453	11,869	18,040
Loss from operations	(5,062)	(1,553)	(9,729)	(10,453)	(11,869)	(18,040)
Other income
Other (expense) income	167	71	231	657	712	126
Net loss	$ (6,775)	$ (2,832)	$ (13,483)	$ (1,848)	$ 18,691	$ (27,552)
Net loss per share
Basic (in dollars per share)	$ (1.22)	$ (0.53)	$ (2.46)	$ (0.42)	$ 0.68	$ (4.82)
Weighted average number of common shares outstanding
Basic (in shares)	5,720,009	5,720,009	5,720,009	5,720,009	5,720,009	5,718,926
Pieris Pharmaceuticals, Inc. [Member]
Revenue
Customer revenue	$ 0	$ 15,569	$ 6	$ 37,665	$ 38,711	$ 25,469
Collaboration revenue	0	3,951	47	3,846	4,099	433
Total revenue	0	19,520	53	41,511	42,810	25,902
Operating expenses
Research and development					41,801	52,982
General and administrative	3,581	6,839	11,145	14,526	16,853	16,394
Asset impairment	0	14,893	0	14,893	13,912	0
Total operating expenses	3,135	31,327	12,668	66,766	72,566	69,376
Loss from operations	(3,135)	(11,807)	(12,615)	(25,255)	(29,756)	(43,474)
Other income
Interest income	169	549	610	1,396	1,851	721
Grant income	0	0	0	3,612	3,612	8,173
Other (expense) income	79	506	636	288	(250)	1,303
Net loss	(2,887)	(10,752)	(11,369)	(19,959)	(24,543)	(33,277)
Other comprehensive income loss:
Foreign currency translation	120	(204)	(343)	(159)	208	(1,010)
Unrealized gain (loss) on available-for-sale securities	0	2	(1)	74	74	(73)
Comprehensive loss	$ (2,767)	$ (10,954)	$ (11,713)	$ (20,044)	$ (24,261)	$ (34,360)
Net loss per share
Basic (in dollars per share)	$ (2.19)	$ (8.7)	$ (8.84)	$ (18.33)	$ (21.8)	$ (35.9)
Weighted average number of common shares outstanding
Basic (in shares)	1,320,000	1,236,000	1,285,000	1,089,000	1,126,000	927,000